UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                811-10201

The Appleton Funds

(Exact name of registrant as specified in charter)

45 Milk Street, Boston, Massachusetts                     02109

(Address of principal executive offices)              (Zip code)

James I. Ladge, 45 Milk Street, Boston, Massachusetts 02109

(Name and address of agent for service)

Registrant's telephone number, including area code:   (513) 878-4000

Date of fiscal year end:    12/31

Date of reporting period:   3/31/09

Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

APPLETON EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS
March 31, 2009 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS — 90.2%
	CONSUMER, CYCLICAL — 7.1%
2,800	Apollo Group, Inc. - Class A*	$219,324
5,475	McDonald’s Corp.	298,771
		518,095

	CONSUMER, NON-CYCLICAL — 9.1%
5,750	CVS Caremark Corp.	158,068
4,850	Kellogg Co.	177,655
3,285	PepsiCo, Inc.	169,111
3,385	Procter & Gamble Co.	159,400
		664,234

	ENERGY — 11.2%
2,250	Apache Corp.	144,203
4,025	Exxon Mobil Corp.	274,102
3,500	Schlumberger Ltd.	142,170
4,400	Smith International, Inc.	94,512
2,750	Transocean, Ltd.*	161,810
		816,797

	FINANCIAL SERVICES — 2.4%
7,000	Bank of America Corp.	47,740
4,500	T. Rowe Price Group, Inc.	129,870
		177,610

	HEALTHCARE — 20.2%
3,400	Abbott Laboratories	162,180
4,675	Baxter International, Inc.	239,454
3,400	Becton, Dickinson & Co.	228,616
3,925	Cerner Corp.*	172,582
4,300	Express Scripts, Inc.*	198,531
6,200	Gilead Sciences, Inc.*	287,184
4,000	Teva Pharmaceutical Industries, Ltd. - ADR	180,200
		1,468,747

	INDUSTRIAL — 6.5%
6,850	AMETEK, Inc.	214,200
3,750	Caterpillar, Inc.	104,850
2,600	Precision Castparts Corp.	155,740
		474,790

APPLETON EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS, Continued
March 31, 2009 (Unaudited)
		Market
Shares		Value
	COMMON STOCKS — 90.2%, Continued
	MATERIALS — 10.4%
3,450	Agrium, Inc.	$123,476
5,950	Ecolab, Inc.	206,644
5,100	Freeport - McMoRan Copper & Gold, Inc. - Class B	194,361
3,450	Praxair, Inc.	232,150
		756,631

	TECHNOLOGY — 23.3%
16,150	Activision Blizzard, Inc.*	168,929
7,150	Amphenol Corp.	203,704
8,500	ANSYS, Inc.*	213,350
1,550	Apple, Inc.*	162,936
10,000	Cisco Systems, Inc.*	167,700
2,675	International Business Machines Corp.	259,180
6,000	Microsoft Corp.	110,220
12,500	Oracle Corp.*	225,874
3,250	Visa, Inc. - Class A	180,700
		1,692,593

	TOTAL COMMON STOCKS	$6,569,497

	MONEY MARKETS — 10.4%
756,202	Fidelity Money Market Fund	756,202

	TOTAL INVESTMENT SECURITIES — 100.6% (Cost $8,641,053)	$7,325,699

	LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6%)	(44,742)

	NET ASSETS — 100.0%	$7,280,957

*Non-income producing security

ADR – American Depository Receipt

See accompanying notes to portfolio of investments.

Appleton Equity Growth Fund
Notes to Portfolio of Investments
March 31, 2009 (Unaudited)

a)
Securities valuation – The Appleton Equity Growth Fund’s portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time).  Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.  Money market instruments are valued at amortized cost, which approximates market value.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.”  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.  SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:
•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2009:

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
Investments in Securities	$7,325,699	$-	$-

b)	Security transactions – Security transactions are accounted for on trade date. Securities sold are determined on a specific identification basis.

c)
As of March 31, 2009, the aggregate identified cost for federal income tax purposes is $8,641,053, resulting in gross unrealized appreciation and depreciation of $377,012 and $1,692,366, respectively, and net unrealized depreciation of $1,315,354.

Item 2. Controls and Procedures.

(a)           The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           There were no significant changes in the registrant's internal controls over financial reporting  (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    The Appleton Funds

By (Signature and Title)

/s/ James I. Ladge

James I. Ladge
President and Treasurer

Date:  May 7, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ James I. Ladge

James I. Ladge
President and Treasurer

Date:  May 7, 2009

By (Signature and Title)

/s/ James I. Ladge

James I. Ladge
President and Treasurer

Date:  May 7, 2009